INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

The following table sets forth the components of the Company’s income tax expense (benefit) for the years ended December 31, 2018 and 2017:

Current:	2018	2017
Federal State and local	$—	—
Total Current	$—	—
Deferred:
Federal State and local benefit	$(1,129,273)	(791,570)
Net operating loss, net of state tax effect	(84,070)	(47,462)
Meals and entertainment	2,183	2,736
Stock based expenses	235,256	—
Other	84,071	56,796
Allowance	891,833	779,500
Total Benefit	$—	—

The following table sets forth a reconciliation of the Company’s income tax expense (benefit) as the federal statutory rate to recorded income tax expense (benefit) for the years ended December 31, 2018 and 2017:

	2018	2017
Statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

The following table sets forth the components of the Company’s deferred income taxes as of December 31, 2018 and 2017:

Current deferred tax assets (liabilities):	2018	2017
Valuation allowance	$—	—
Total current deferred tax asset (liability)	$—	—

Noncurrent deferred tax assets (liabilities):
Intangible assets amortization	$620,447	460,773
Net operating loss carry forwards	1,681,403	949,243
Stock base compensation	1,287,336	1,287,336
Other	98,927	98,927
Less; Valuation allowance	$(3,688,113)	(2,796,279)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	—

The Company has approximately $8,000,000 and 4,500,000 of net operating loss carry forwards as of December 31, 2018 and 2017, respectively, which expire in varying amounts, if unused. Because of the change in ownership of more than 50% of the Company in accordance with Section 382 of the IRS Code, these net operating loss carry forwards may be significantly limited to use in future periods.